UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1.  Schedule of Investments.

PHOCAS REAL ESTATE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2014

Shares	Security Description	Value

Common Stock – 2.6%
Diversified Financials – 2.6%
13,377	NorthStar Asset Management Group, Inc. (a)	$246,404
Total Common Stock (Cost $173,181)		246,404

Common Stock (REITs) – 94.6%
Apartments - 13.2%
3,997	American Campus Communities, Inc.	145,691
3,871	AvalonBay Communities, Inc.	545,695
2,687	Camden Property Trust	184,140
1,960	Essex Property Trust, Inc.	350,350
		1,225,876
Diversified - 5.0%
5,670	CoreSite Realty Corp.	186,373
2,798	Vornado Realty Trust	279,688
		466,061

Health Care - 7.5%
7,387	Aviv REIT, Inc.	194,647
10,656	Sabra Health Care REIT, Inc.	259,154
3,884	Ventas, Inc.	240,614
		694,415
Industrial - 5.7%
18,109	First Industrial Realty Trust, Inc.	306,223
5,943	Prologis, Inc.	224,051
		530,274
Infrastructure - 5.6%
5,612	American Tower Corp.	525,452

Lodging/Resorts - 8.8%
9,725	Pebblebrook Hotel Trust	363,132
39,083	Strategic Hotels & Resorts, Inc. (a)	455,317
		818,449
Manufactured Homes - 1.9%
3,475	Sun Communities, Inc.	175,488

Mixed - 1.8%
14,171	First Potomac Realty Trust	166,509

Office - 16.8%
2,732	Boston Properties, Inc.	316,256
6,814	Corporate Office Properties Trust	175,256
8,031	Hudson Pacific Properties, Inc.	198,045
7,376	Kilroy Realty Corp.	438,430
4,326	SL Green Realty Corp.	438,310
		1,566,297

Regional Malls - 14.0%
13,361	General Growth Properties, Inc.	314,651
6,030	Simon Property Group, Inc.	991,453
		1,306,104
Self Storage - 6.1%
10,960	Extra Space Storage, Inc.	565,207

Shopping Centers - 5.0%
9,939	Acadia Realty Trust	274,118
3,632	Regency Centers Corp.	195,510
		469,628
Timber - 3.2%
9,423	Weyerhaeuser Co.	300,217
Total Common Stock (REITs) (Cost $6,651,530)		8,809,977

Money Market Fund - 2.5%
230,481	Dreyfus Cash Management, 0.03% (b) (Cost $230,481)	230,481

Total Investments - 99.7% (Cost $7,055,192)*	$9,286,862
Other Assets & Liabilities, Net – 0.3%	26,241
Net Assets – 100.0%	$9,313,103

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,296,688
Gross Unrealized Depreciation	(65,018)
Net Unrealized Appreciation	$2,231,670

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$9,056,381
Level 2 - Other Significant Observable Inputs	230,481
Level 3 - Significant Unobservable Inputs	-
Total	$9,286,862

The Level 1 value displayed in this table is Common Stock. The Level 2 valued displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	October 28, 2014

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	October 28, 2014